united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/15

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

Breithorn Long/Short Fund

Class I - BRHIX

April 30, 2015

Breithorn Capital Management LLC

509 Madison Avenue

New York, NY 10022

Breithorn Long/Short Fund

PORTFOLIO REVIEW (Unaudited)

April 30, 2015

The Fund’s performance figures(a) for the period ended April 30, 2015, compared to its benchmarks:

Inception(c) through
April 30, 2015
Breithorn Long/Short Fund Class I	2.50%
S&P 500 Index (b)	0.81%

(a)	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2016 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses) of the Fund do not exceed 2.00% for Class I. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-844-798-3878.

(b)	The Standard and Poor’s (“S&P 500”)500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

(c)	Inception date is December 23, 2014.

The Fund’s Portfolio Allocation is as follows:

Portfolio Composition as of April 30, 2015
Industries	(as a % of net assets)

Insurance	10.1%
Retail	9.3%
Semiconductors	7.4%
Diversified Financial Services	5.9%
Computers	5.2%
Auto Parts & Equipment	5.1%
Mining	4.7%
Oil & Gas	4.3%
Distribution/Wholesale	4.0%
Transportation	3.9%
Other Assets in Excess of Liabilities	40.1%
100.0%

Please refer to the Fund’s Portfolio of Investments in this semi-annual report for a detailed description of the Fund’s holdings.

Breithorn Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2015

Shares		Value

	COMMON STOCK - 92.1%
	AUTO MANUFACTURERS - 3.8%
14,300	General Motors Co.	$501,358

	AUTO PARTS & EQUIPMENT - 5.1%
26,950	American Axle & Manufacturing Holdings Inc. *	671,863

	BANKS - 3.5%
17,650	Citizens Financial Group Inc.	459,782

	BIOTECHNOLOGY - 1.8%
1,800	Bio-Rad Laboratories, Inc. *	242,010

	COMMERCIAL SERVICES - 3.0%
15,292	Vectrus, Inc. *	390,864

	COMPUTERS - 5.2%
2,050	International Business Machines Corp.	351,145
163,900	Quantum Corp. *	329,439
		680,584
	DISTRIBUTION/WHOLESALE - 4.0%
20,800	Ingram Micro, Inc. *	523,328

	DIVERSIFIED FINANCIAL SERVICES - 5.9%
9,350	FNF Group	336,506
14,383	FNFV Group *	215,026
12,745	Walter Investment Management Corp. *	224,439
		775,971
	HEALTHCARE-PRODUCTS - 0.8%
13,950	Symmetry Surgical, Inc. *	107,833

	HEALTHCARE-SERVICES - 2.8%
36,270	Universal American Corp/NY *	362,337

	INSURANCE - 10.1%
9,750	American International Group, Inc.	548,827
10,300	Loews Corp.	428,892
9,550	XL Group PLC	354,114
		1,331,833
	INTERNET - 2.3%
12,420	Symantec Corp.	309,569

	MACHINERY-DIVERSIFIED - 2.7%
10,890	Babcock & Wilcox Co.	351,965

See accompanying notes to financial statements.

Breithorn Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2015

Shares		Value

	MINING - 4.7%
25,850	Barrick Gold Corp.	$336,567
74,700	Yamana Gold, Inc.	285,354
		621,921
	OIL & GAS - 4.3%
26,380	Denbury Resources, Inc.	232,408
12,600	Noble Corp. PLC	218,106
60,850	Paragon Offshore PLC	110,139
		560,653
	PACKAGING & CONTAINERS - 2.3%
6,160	MeadWestvaco Corp.	300,608

	RETAIL - 9.3%
7,130	Bed Bath & Beyond, Inc. *	502,380
20,500	Express, Inc. *	334,150
5,450	Kohl’s Corp.	390,492
		1,227,022
	SAVINGS & LOANS - 3.5%
39,050	Investors Bancorp, Inc.	462,352

	SEMICONDUCTORS - 7.4%
49,600	Emulex Corp. *	397,792
37,970	Kulicke & Soffa Industries, Inc. *	573,727
		971,519
	SOFTWARE - 3.0%
29,700	Allscripts Healthcare Solutions, Inc. *	395,010

	TELECOMMUNICATIONS - 2.7%
13,270	Telephone & Data Systems, Inc.	354,442

	TRANSPORTATION - 3.9%
51,840	Quality Distribution, Inc. *	514,253

	TOTAL COMMON STOCK ( Cost - $11,601,768)	12,117,077

	SHORT-TERM INVESTMENTS - 22.2%
2,930,283	Fidelity Institutional Money Market Fund - Treasury Only Class I Portfolio, 0.01% **^	2,930,283
	(Cost - $2,930,283)

	TOTAL INVESTMENTS - 114.3% (Cost - $14,532,051) (a)	$15,047,360
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.3)%	(1,885,385)
	TOTAL NET ASSETS - 100.0%	$13,161,975

See accompanying notes to financial statements.

Breithorn Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2015

Shares		Value

	SECURITIES SOLD SHORT - 18.4%
	APPAREL - 2.6%
910	Hermes International	$343,889

	AUTO MANUFACTURERS - 1.9%
1,100	Tesla Motors, Inc. *	248,655

	BANKS - 2.0%
3,830	Commonwealth Bank of Australia	268,281

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
1,550	Credit Acceptance Corp. *	366,110

	HEALTHCARE - 4.2%
8,150	LDR Holding Corp. *	275,878
8,400	Bio-Reference Laboratories, Inc. *	278,208
		554,086
	INSURANCE - 1.9%
4,300	AmTrust Financial Services	255,721

	RETAIL - 1.0%
8,050	Tesday Morning Corp. *	127,351

	HEALTHCARE - 2.0%
1,850	Salesforce.com, Inc. *	134,717
1,350	Workday, Inc. *	123,133
		257,850

	TOTAL SECURITIES SOLD SHORT ( Cost - $2,136,815)	2,421,943

*	Non-Income producing security.

**	Money Market Fund; interest rate reflects seven-day effective yield on April 30, 2015

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities sold short, is $12,395,236 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

^	Security held as collateral for securities sold short as of April 30, 2015.

Unrealized appreciation:	$779,587
Unrealized depreciation:	(549,406)
Net unrealized appreciation:	$230,181

See accompanying notes to financial statements.

Breithorn Long/Short Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2015

ASSETS
Investment securities:
At cost	$14,532,051
At fair value	$15,047,360
Foreign cash (AUD) at fair value (Cost $258,956)	250,290
Foreign cash (EUR) at fair value (Cost $297,474)	293,424
Dividends and interest receivable	3,240
TOTAL ASSETS	15,594,314

LIABILITIES
Securities sold short, at fair value (Cost $2,136,815)	2,421,943
Investment advisory fees payable	6,577
Distribution (12b-1) fees payable	409
Accrued expenses	3,410
TOTAL LIABILITIES	2,432,339
NET ASSETS	$13,161,975

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$12,888,685
Undistributed net investment loss	(51,153)
Accumulated net realized gain from security transactions	106,978
Net unrealized appreciation on investments	217,465
NET ASSETS	$13,161,975

Net Asset Value Per Share:
Shares:
Net Assets	$13,161,975
Shares of beneficial interest outstanding	1,283,490

Net asset value, and redemption price per share (a)	$10.25

(a)	Redemptions made within 90 days of purchase may be assessed a redemption fee of 2.00%

See accompanying notes to financial statements.

Breithorn Long/Short Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period* Ended April 30, 2015

INVESTMENT INCOME
Dividends (net of $325 in foreign tax withheld)	$32,470
Interest	254
TOTAL INVESTMENT INCOME	32,724

EXPENSES
Investment advisory fees	60,490
Administrative services fees	13,500
Fund accounting fee	10,927
Professional fees	10,213
Transfer agent fees	7,500
Interest expense	4,443
Trustees’ fees and expenses	4,085
Compliance officer fees	4,085
Printing and postage expenses	3,064
Registration fees	2,500
Custodian fees	2,451
Insurance expense	625
Non 12b-1 shareholder services fees	409
Other expenses	817
TOTAL EXPENSES	125,109

Fees waived and expenses reimbursed by the Advisor	(41,232)
NET EXPENSES	83,877

NET INVESTMENT LOSS	(51,153)

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain (loss) from:
Investments	193,173
Securities sold short	(89,690)
Foreign currency transactions	3,495
Net Realized Gain	106,978

Net change in unrealized appreciation (depreciation) on:
Investments	515,309
Securities sold short	(285,128)
Foreign currency translations	(12,716)
Net Change in Unrealized Appreciation	217,465

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	324,443

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$273,290

*	The Breithorn Long/Short Fund commenced operations on December 23, 2014.

See accompanying notes to financial statements.

Breithorn Long/Short Fund
STATEMENTS OF CHANGES IN NET ASSETS

Period* Ended
April 30, 2015
(Unaudited)
FROM OPERATIONS
Net investment loss	$(51,153)
Net realized gain on investments	106,978
Net change in unrealized appreciation on investments	217,465
Net increase in net assets resulting from operations	273,290

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	12,888,685
Net increase in net assets from shares of beneficial interest	12,888,685

TOTAL INCREASE IN NET ASSETS	13,161,975

NET ASSETS
Beginning of Period	—
End of Period *	$13,161,975
* Includes undistributed net investment loss of:	$(51,153)

SHARE ACTIVITY
Shares sold	1,283,490
Net increase	1,283,490

*	The Breithorn Long/Short Fund commenced operations on December 23, 2014.

See accompanying notes to financial statements.

Breithorn Long/Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
Period(a) Ended
April 30, 2015
(Unaudited)

Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss (d)	(0.05)
Net realized and unrealized gain/(loss) on investments	0.30
Total from investment operations	0.25

Net asset value, end of period	$10.25

Total return (c)(f)	2.50%

Net assets, end of period (000s)	$13,162

Ratio of gross expenses to average net assets including interest expense (b)(e)(g)	3.16%
Ratio of net expenses to average net assets excluding interest expense (b)(e)	2.00%
Ratio of net investment loss to average net assets (b)(e)	(1.25)%

Portfolio Turnover Rate (f)	39%

(a)	The Breithorn Long/Short Fund copmmenced operations on December 23, 2014.

(b)	Recognition of the Fund’s net investment income is affected by the timing of dividend declarations of investment funds. The expenses of the investment funds are excluded from the Fund’s expense ratio.

(c)	Total return represents aggregate total return based on NAV and does not reflect a sales charge.

(d)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(e)	Annualized.

(f)	Not annualized.

(g)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

See accompanying notes to financial statements.

Breithorn Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2015

1.	ORGANIZATION

The Breithorn Long/Short Fund (the ’‘Fund’’) is a non-diversified series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a Delaware statutory trust organized on June 8, 2012. The Fund may issue an unlimited number of shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’). The Fund commenced operations on December 23, 2014. The investment objective is to seek long-term capital appreciation.

The Fund offers Class I shares. Class I shares are offered at net asset value (“NAV”) without an initial sales load. Class I shares may be subject to redemption fees equal to 2.00% of the amount redeemed within 90 days of purchase.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more

Breithorn Long/Short fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
April 30, 2015

independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2015, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$12,117,077	$—	$—	$12,117,077
Short-Term Investments	2,930,283	—	—	2,930,283
Total	$15,047,360	$—	$—	$15,047,360
Liabilities	Level 1	Level 2	Level 3	Total
Securities sold Short	$2,421,943	$—	$—	$2,421,943
Total	$2,421,943	$—	$—	$2,421,943

The Fund did not hold any Level 3 securities during the year.

*	Refer to the Portfolio of Investments for classifications.

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Breithorn Long/Short fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
April 30, 2015

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken by the Fund in its 2014 or 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollar. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollar using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the period ended April 30, 2015, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, amounted to $15,789,952 and $4,381,358 respectively. Purchases and proceeds from securities sold short amounted to $2,729,088 and $681,963, respectively.

Breithorn Long/Short fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
April 30, 2015

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

4.	INVESTMENT ADVISORY AGREEMENT/TRANSACTIONS WITH AFFILIATES

Breithorn Capital Management, LLC., serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets. The Fund’s Adviser has contractually agreed to reduce the Fund’s fees and expenses until at least March 1, 2016, to ensure that total annual Fund operating expenses of the Fund do not exceed 2.00%. For the Period ending April 30, 2015 the Advisor waived fees in the total of $41,232.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 2.00% of average daily net assets attributable to Class I shares, the Advisor shall be entitled to be reimbursed by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the limitations of average daily net assets for each class respectively. If Fund Operating Expenses attributable to Class I shares subsequently exceed the limitations per annum of the average daily net assets, the reimbursements shall be suspended.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, of its average daily net assets for Class I, and is paid to Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund shares. During the period ended April 30, 2015, the Distributor received $82 in underwriting commissions for sale of the Fund’s shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

Breithorn Long/Short fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
April 30, 2015

5.	REDEMPTION FEES

A 2.00% redemption fee is imposed by the Fund to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions of shares made within 90 days of purchase date. Redemption fees are recorded by the Fund as redemption of Fund shares and as a credit to paid-in-capital. For the period ended April 30, 2015, the Fund received $0 in redemption fees.

8.	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Approval of Advisory Agreement – Breithorn Long/Short Fund (Unaudited)

At a meeting held on August 18, 2014 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), including each of the Independent Trustees, considered the approval of an investment advisory agreement (the “Agreement”) between Breithorn Capital Management LLC (“Breithorn” or the “Adviser”) and the Trust, on behalf of the Breithorn Long/Short Fund (the “Fund”), a new series of the Trust.

In connection with the Board’s consideration of the Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (a) a description of the Adviser’s investment management personnel; (b) an overview of the Adviser’s operations and financial condition; (c) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (d) a comparison of the Fund’s proposed advisory fee and estimated overall expenses with those of comparable mutual funds; (e) the anticipated level of profitability from the Adviser’s fund-related operations; (f) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (g) information regarding the historical performance of separate accounts managed by the Adviser using a strategy similar to the long-only portion of the Fund’s proposed investment strategy.

In its consideration of the Agreement, the Board did not identify any single factor as controlling. Matters considered by the Board in connection with its approval of the Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Breithorn related to the proposed Advisory Agreement with the Trust on behalf of the Fund, including the proposed Advisory Agreement, a description of the manner in which investment decisions are to be made and executed, a review of the financial condition of Breithorn, an overview of the personnel that would perform services for the Fund, a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the Investment Company Act of 1940 (the “1940 Act”), from engaging in conduct prohibited by Rule 17j-1(b), a composite performance record of other separate accounts managed by Breithorn, and other policies and procedures of Breithorn pertaining to the Adviser’s management of risk, best execution of trades, and business continuity plans. In reaching its conclusions, the Board considered that Breithorn’s personnel have experience managing portfolios consistent with the Fund’s proposed investment strategies, including personnel with experience executing both long and short strategies. The Board further noted that although Breithorn does not have previous experience advising a U.S registered investment company, Breithorn has acted as a sub-adviser to European registered funds and has contracted with independent third parties for compliance support. The Board then concluded that Breithorn had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Breithorn to the Fund were satisfactory and reliable.

Performance. The Board considered that the Fund is newly formed and as such does not have a record of prior performance to submit at the Meeting. The Board noted that Breithorn has investment management experience using similar investment strategies for the long portion of the Fund’s portfolio, and considered the performance of a separate account composite of Breithorn’s long-only value equity strategy, noting that the strategy has a five-year track record and has had overall positive performance and continuous asset growth during that period. The Board concluded that, based on Breithorn’s presentations and the performance of Breithorn’s separate accounts submitted for the Board’s consideration, Breithorn’s historical performance was satisfactory and that Breithorn was expected to obtain an acceptable level of investment returns to shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Breithorn, the Board considered a comparison of the Fund’s proposed advisory fee and estimated overall expenses to those of certain peer funds with similar investment objectives and strategies (“Peer Group”). The Board considered that Breithorn proposed to charge an advisory fee of 1.50% of the Fund’s average net assets. The Board considered that the proposed advisory fee is within the range of the advisory fees reflected in the Peer Group. The Board also noted that the Fund’s overall estimated expenses were within the range of the Peer Group, and that a majority of the funds in the Peer Group had already reached economies of scale in terms of asset size. The Board also considered that Breithorn has agreed to reimburse expenses to limit net annual operating expenses to 2.25% and 2.00% of the average net assets of Class A and Class I shares of the Fund, respectively. The Board concluded that the proposed contractual advisory fee to be paid to Breithorn was fair and reasonable and that the overall expense ratio was acceptable in light of these factors.

Profitability. The Board considered Breithorn’s anticipated profitability and whether these profits are reasonable in light of the services proposed to be provided to the Fund and the Fund’s projected growth. The Board reviewed an estimated profitability analysis prepared by Breithorn and concluded that, based on the Fund’s expected asset levels during its first two years of operations and the estimated costs of managing the Fund, it was satisfied that Breithorn’s anticipated level of profitability from its relationship with the Fund would not be excessive during the Fund’s start-up phase.

Economies of Scale. The Board considered whether Breithorn would realize economies of scale with respect to its management of the Fund. The Board considered the estimated profitability analysis included in the Board Materials. The Board considered that while expenses of managing the Fund as a percentage of assets under management are expected to decrease as the Fund’s assets grow, at current and projected asset levels, economies of scale was not a relevant consideration at this time. The Board noted that it would revisit whether economies of scale exist in the future once the Fund has achieved sufficient scale.

 Conclusion. The Board, having requested and received such information from Breithorn as it believed reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and assisted by the advice of independent counsel, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders.

Briethorn Long/Short Fund
EXPENSE EXAMPLES (Unaudited)
April 30, 2015

As a shareholder of Briethrorn Long/Short Fund (the ’‘Fund’’), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015 (the ’‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	12/23/14	4/30/15	12/23/14-4/30/15*	12/23/14-4/30/15
	$1,000.00	$1,025.00	$7.17	2.00%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	11/1/14	4/30/15	11/1/14-4/30/15**	11/1/14-4/30/15
	$1,000.00	$1,014.86	$10.01	2.00%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (129) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 6 month period ended April 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-844-798-3878 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-798-3878

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/1/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/1/15

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 7/1/15